Segment and geographical information - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Sales	$ 5,462	$ 6,174
Cost of products sold	(4,184)	(4,333)
Freight and other distribution costs	(766)	(815)
Export duties, net, and tariffs	(177)	(72)
Amortization	(544)	(549)
Selling, general and administration	(280)	(282)
Equity-based compensation	14	(14)
Profit (loss) from operating activities	(1,187)	7
Total assets	7,620	8,760
Total liabilities	1,771	1,807
Lumber
Disclosure of operating segments [line items]
Sales	2,561	2,592
NA EWP
Disclosure of operating segments [line items]
Sales	2,140	2,803
Pulp & Paper
Disclosure of operating segments [line items]
Sales	325	389
Europe EWP
Disclosure of operating segments [line items]
Sales	493	453
Corporate & Other
Disclosure of operating segments [line items]
Sales	(58)	(63)
Operating segments
Disclosure of operating segments [line items]
Sales	5,462	6,175
Cost of products sold	(4,184)	(4,333)
Freight and other distribution costs	(766)	(815)
Export duties, net, and tariffs	(177)	(72)
Amortization	(544)	(549)
Selling, general and administration	(280)	(282)
Equity-based compensation	14	(14)
Restructuring and impairment charges	(712)	(102)
Profit (loss) from operating activities	(1,187)	7
Total assets	7,620	8,760
Total liabilities	1,771	1,807
Capital expenditures	411	487
Operating segments | Lumber
Disclosure of operating segments [line items]
Sales	2,523	2,550
Cost of products sold	(1,977)	(2,080)
Freight and other distribution costs	(371)	(382)
Export duties, net, and tariffs	(175)	(72)
Amortization	(193)	(192)
Selling, general and administration	(137)	(142)
Equity-based compensation	0	0
Restructuring and impairment charges	(473)	(28)
Profit (loss) from operating activities	(766)	(303)
Total assets	3,234	3,641
Total liabilities	668	635
Capital expenditures	210	312
Operating segments | NA EWP
Disclosure of operating segments [line items]
Sales	2,131	2,794
Cost of products sold	(1,581)	(1,634)
Freight and other distribution costs	(304)	(326)
Export duties, net, and tariffs	(1)	0
Amortization	(290)	(284)
Selling, general and administration	(101)	(99)
Equity-based compensation	0	0
Restructuring and impairment charges	(239)	(1)
Profit (loss) from operating activities	(376)	459
Total assets	3,431	3,943
Total liabilities	450	572
Capital expenditures	163	140
Operating segments | Pulp & Paper
Disclosure of operating segments [line items]
Sales	315	378
Cost of products sold	(270)	(309)
Freight and other distribution costs	(45)	(65)
Export duties, net, and tariffs	0	0
Amortization	(15)	(14)
Selling, general and administration	(11)	(11)
Equity-based compensation	0	0
Restructuring and impairment charges	0	(3)
Profit (loss) from operating activities	(16)	(13)
Total assets	184	187
Total liabilities	85	89
Capital expenditures	14	15
Operating segments | Europe EWP
Disclosure of operating segments [line items]
Sales	493	453
Cost of products sold	(414)	(375)
Freight and other distribution costs	(44)	(42)
Export duties, net, and tariffs	0	0
Amortization	(42)	(48)
Selling, general and administration	(30)	(29)
Equity-based compensation	0	0
Restructuring and impairment charges	0	(70)
Profit (loss) from operating activities	(37)	(110)
Total assets	532	561
Total liabilities	151	136
Capital expenditures	20	19
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Sales	0	0
Cost of products sold	58	64
Freight and other distribution costs	0	0
Export duties, net, and tariffs	0	0
Amortization	(5)	(11)
Selling, general and administration	(1)	(1)
Equity-based compensation	14	(14)
Restructuring and impairment charges	0	(1)
Profit (loss) from operating activities	9	(26)
Total assets	238	429
Total liabilities	416	375
Capital expenditures	4	1
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Lumber
Disclosure of operating segments [line items]
Sales	39	42
Elimination of intersegment amounts | NA EWP
Disclosure of operating segments [line items]
Sales	9	9
Elimination of intersegment amounts | Pulp & Paper
Disclosure of operating segments [line items]
Sales	10	11
Elimination of intersegment amounts | Europe EWP
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Corporate & Other
Disclosure of operating segments [line items]
Sales	$ (58)	$ (62)